FAIR VALUE MEASUREMENTS - Transfers (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Feb. 05, 2018
FAIR VALUE MEASUREMENTS
Assets, transfer from level 1 to level 2	$ 0
Assets, transfer from level 2 to level 1	$ 0
Fair value of derivative liability		$ 1,900
Fair value of warrant liability		$ 100